GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	Current Year Period				Prior Year End
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,526,282	$(953,926)	$572,356	$1,600,286	$(876,457)	$(37,002)	$686,827
Mobile software applications	2.00	–	–	–	282,500	(282,500)	–	–
NetSpective web-filtering software	2.00	–	–	–	1,134,435	(1,134,435)	–	–
Noncompete agreements	1.50	–	–	–	846,638	(846,638)	–	–
Licensing agreement	19.60	341,728	(20,292)	321,436	–	–	–	–
Subtotal		1,868,010	(974,218)	893,792	3,863,859	(3,140,030)	(37,002)	686,827
Intangible assets not subject to amortization:
Trade names	–	4,386,247	–	4,386,247	4,455,595	–	(69,348)	4,386,247
Books and stories content	–	126,698	–	126,698	–	–	–	–
Total intangible assets		$6,380,955	$(974,218)	$5,406,737	$8,319,454	$(3,140,030)	$(106,350)	$5,073,074

Schedule of amortization

Remainder of 2022	$42,505
2023	170,022
2024	170,022
2025	170,022
2026	93,708
Thereafter	247,513
Total remaining intangible assets subject to amortization	$893,792